Trade and Other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other receivables.
Schedule of trade and other receivables

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Trade receivables	2,609	2,758
R&D incentive receivable (Australia)	964	723
VAT receivable	696	850
Current tax receivable	801	808
Foreign currency swaps	29	343
Other	395	488
Total trade and other receivables	5,494	5,970